UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09141
Investment Company Act File Number
Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust	as of August 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 187.3%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.4%
$2,950	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,951,829
1,300	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	829,088

		$3,780,917

Education — 10.6%
$9,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$9,363,150
1,000	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	1,192,500
2,490	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,724,907
2,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,926,700
10,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(1)	11,515,875
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,116,930

		$28,840,062

Electric Utilities — 3.0%
$1,300	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$522,314
4,865	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	2,368,087
2,310	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,573,987
2,935	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	2,840,552

		$8,304,940

General Obligations — 3.5%
$500	Burleson, TX, Independent School District, 5.00%, 8/1/38	$541,205
1,525	California, (AMT), 5.05%, 12/1/36	1,499,822
5,000	Northwest Independent School District, TX, 4.00%, 2/15/35(2)	5,001,200
2,340	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	2,579,101

		$9,621,328

Health Care-Miscellaneous — 1.2%
$1,865	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$2,050,306
109	Osceola County, FL, Industrial Development Authority, (Community Provider Pooled Loan), 7.75%, 7/1/17	109,031
231	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	236,440
611	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(3)	626,093
232	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	237,503

		$3,259,373

Hospital — 23.3%
$2,375	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$2,412,644
10,000	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(1)(4)	10,769,400
3,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,526,775
3,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	3,024,510
290	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	290,107
1,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,529,387
1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,207,536
680	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	681,285
970	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	932,228
1,885	Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	1,896,216

Principal
Amount
(000’s omitted)	Security	Value
$3,280	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	$3,885,587
2,575	Louisiana Public Facilities Authority, (Touro Infirmary), 5.625%, 8/15/29	2,048,850
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	2,027,180
2,280	Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	2,260,392
3,000	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	3,028,710
2,500	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	2,636,450
1,465	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,517,066
2,930	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,990,153
11,400	North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)	12,434,664
1,570	South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,662,599
1,500	St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,474,935
1,390	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32(8)	1,333,594

		$63,570,268

Housing — 16.5%
$1,630	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,312,541
2,050	California Housing Finance Agency, (AMT), 5.60%, 8/1/38	2,004,613
4,805	California Rural Home Mortgage Finance Authority, (AMT), 5.50%, 8/1/47	2,737,841
4,000	Charter Mac Equity Trust, TN, 6.00%, 5/15/19(3)	4,320,880
1,425	Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,410,038
1,530	Lake Creek, CO, Affordable Housing Corp., MFMR, 7.00%, 12/1/23	1,531,392
3,787	Muni Mae Tax-Exempt Bond, LLC, 7.50%, 6/30/49(3)	3,484,023
2,340	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,354,274
2,000	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	1,976,220
3,265	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,188,240
4,020	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	4,001,548
13,480	Rhode Island Housing and Mortgage Finance Corp., (AMT), 5.45%, 10/1/47(1)(4)	13,723,853
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	2,928,420

		$44,973,883

Industrial Development Revenue — 22.3%
$1,640	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,447,464
3,260	Alabama Industrial Development Authority, Solid Waste Disposal, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	3,180,358
4,600	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	4,828,068
1,770	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,644,436
1,000	Butler County, AL, Industrial Development Authority, (International Paper Co.), (AMT), 7.00%, 9/1/32	1,110,780
1,300	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,341,288
1,060	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	969,402
400	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	453,036
2,240	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,414,250
2,625	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	2,209,200
2,305	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	2,072,587
1,000	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), 5.60%, 4/1/32	978,510
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	2,500,500
1,000	Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,121,220
1,590	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,682,125
1,350	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	1,428,219
1,600	Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,695,008
5,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	4,857,000

Principal
Amount
(000’s omitted)	Security	Value
$8,140	New York, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 7.75%, 8/1/31	$8,589,979
3,500	New York, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.50%, 8/1/28	3,639,545
4,630	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	3,982,911
650	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	570,596
2,090	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	1,682,972
4,820	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,829,399
1,610	West Virginia Economic Development Authority, (Appalachian Power Co.), Variable Rate, 5.375%, 12/1/38(8)	1,648,737

		$60,877,590

Insured-Hospital — 13.7%
$3,250	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	$3,431,155
2,625	Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,898,656
15,000	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/25	6,814,500
17,080	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/26(5)	7,249,435
8,590	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	3,388,498
2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	2,541,850
9,980	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series I, (AGC), 5.00%, 7/1/38(1)	10,398,305
750	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	781,825

		$37,504,224

Insured-Housing — 0.4%
$1,100	Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,106,039

		$1,106,039

Insured-Lease Revenue/Certificates of Participation — 2.1%
$2,665	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$2,564,290
3,000	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,170,880

		$5,735,170

Insured-Other Revenue — 3.5%
$4,210	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$878,417
10,325	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	2,747,276
8,600	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	2,150,172
3,100	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,675,143

		$9,451,008

Insured-Special Tax Revenue — 10.3%
$50,000	Metropolitan Pier and Exposition Authority, IL, (AGM), (NPFG), 0.00%, 12/15/38	$9,948,000
34,950	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	7,708,222
3,040	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/35	642,230
5,000	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/38	836,300
5,610	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/40	814,853
2,285	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,300,035
14,850	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,023,611
8,695	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	1,198,084
17,245	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,213,396
10,850	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,296,249

		$27,980,980

Insured-Student Loan — 5.6%
$3,180	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,458,949
805	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	872,765

Principal
Amount
(000’s omitted)	Security	Value
$7,940	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$7,736,895
2,885	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	3,138,476

		$15,207,085

Insured-Transportation — 19.5%
$12,425	Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$2,983,988
3,500	Chicago, IL, (O’Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	3,516,240
3,850	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	4,045,387
5,500	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(6)	1,033,340
1,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32(6)	187,880
2,100	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	2,278,878
3,665	Miami-Dade County, FL, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	3,695,090
3,140	Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	3,224,089
15,000	North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	4,395,900
9,820	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	10,779,316
10,555	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	1,886,917
1,610	San Jose, CA, Airport, (AGM), (AMBAC), (AMT), 5.00%, 3/1/37	1,610,435
2,500	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,563,400
8,990	San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	9,335,306
5,175	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	1,212,606
2,015	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	439,048

		$53,187,820

Insured-Water and Sewer — 10.2%
$3,750	Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$3,982,650
17,985	DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(1)	20,598,940
3,250	Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38(1)	3,353,447

		$27,935,037

Lease Revenue/Certificates of Participation — 1.9%
$4,400	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$5,106,904

		$5,106,904

Nursing Home — 1.1%
$265	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$265,451
2,735	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	2,735,629

		$3,001,080

Other Revenue — 12.9%
$785	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$826,895
880	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	944,486
480	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	515,530
58,690	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	1,863,994
1,955	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,723,489
7,600	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	5,790,136
2,350	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	2,053,736
1,500	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,347,225
2,370	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	2,569,554
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	88,895
125	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	123,688
360	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	336,146
100	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	88,141
110	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	92,138
8,000	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	7,633,200
4,000	Seminole Tribe, FL, 5.25%, 10/1/27(3)	3,825,920
1,365	Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,350,436
6,905	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	227,175

Principal
Amount
(000’s omitted)	Security	Value
$4,180	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	$2,823,297
1,415	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,053,326

		$35,277,407

Senior Living/Life Care — 2.1%
$3,210	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	$1,688,075
535	Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	564,516
1,075	Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,119,655
3,240	Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 4.469%, 12/1/23(7)	2,491,009

		$5,863,255

Special Tax Revenue — 2.7%
$500	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	$483,700
195	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	183,339
205	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	167,723
345	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	285,553
300	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	302,259
210	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	192,530
380	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(6)	181,830
140	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(6)	67,753
320	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	238,739
520	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	520,473
960	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	467,942
470	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	239,319
600	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	586,602
655	University Square, FL, Community Development District, 6.75%, 5/1/20	656,690
1,780	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	2,017,328
655	Waterlefe, FL, Community Development District, 6.95%, 5/1/31	658,380

		$7,250,160

Student Loan — 3.1%
$8,500	New Jersey Higher Education Assistance Authority, (AMT), Variable Rate, 1.337%, 6/1/36(1)(4)	$8,475,010

		$8,475,010

Transportation — 13.4%
$1,000	Augusta, GA, (AMT), 5.35%, 1/1/28	$978,050
915	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	525,119
1,800	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	1,034,388
1,000	Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,055,370
400	Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	439,184
1,500	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,509,975
4,000	Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	4,287,680
1,515	North Texas Tollway Authority, 5.75%, 1/1/38	1,616,475
2,500	Pennsylvania Turnpike Commission, 0.00%, 12/1/38	1,901,125
1,000	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	1,084,360
7,290	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	8,128,204
1,885	Texas Private Activity Bond Surface Transportation Corp., (LBJ Infrastructure Group, LLC), 7.00%, 6/30/34	2,077,779
1,725	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,893,532
9,300	Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(1)	9,939,561

		$36,470,802

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 3.0%
$3,405	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$3,343,063
4,500	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	4,967,505

		$8,310,568

Total Tax-Exempt Investments — 187.3% (identified cost $501,027,229)		$511,090,910

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (44.0)%		$(120,159,020)

Other Assets, Less Liabilities — (43.3)%		$(118,116,225)

Net Assets Applicable to Common Shares — 100.0%		$272,815,665

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At August 31, 2010, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

		New York	14.6%
		California	11.9%
		Others, representing less than 10% individually	73.5%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 34.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 12.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		When-issued security.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2010, the aggregate value of these securities is $16,481,846 or 6.0% of the Trust’s net assets applicable to common shares.

(4)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $8,558,263.

(5)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)		Defaulted bond.

(7)		Security is in default and is making only partial interest payments.

(8)		Variable rate security. The stated interest rate represents the rate in effect at August 31, 2010.

A summary of open financial instruments at August 31, 2010 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid to Trust	Date	Depreciation
Merrill Lynch Capital Services, Inc.	$25,000,000	3.374%	3-month USD- LIBOR-BBA	November 24, 2010/ November 24, 2040	$(967,654)

$(967,654)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts.

At August 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $967,654.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$382,401,590

Gross unrealized appreciation	$36,862,058
Gross unrealized depreciation	(26,172,738)

Net unrealized appreciation	$10,689,320

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$511,090,910	$—	$511,090,910

Total Investments	$—	$511,090,910	$—	$511,090,910

Liability Description
Interest Rate Swaps	$—	$(967,654)	$—	$(967,654)

Total	$—	$(967,654)	$—	$(967,654)

The Trust held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipal Income Trust

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	October 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	October 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 25, 2010